Related party transactions - Additional Information (Details) € in Thousands		12 Months Ended
	Apr. 23, 2025 EUR (€) collaborationAgreements	Dec. 31, 2025 EUR (€) director supervisoryBoard licensing_agreement	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Apr. 24, 2025
Disclosure of transactions between related parties [Line Items]
Number of members of the supervisory board not appointed to the board of directors | supervisoryBoard		2
Number of new members appointed to the board of directors | supervisoryBoard		2
Number of directors | director		8
Provision for attendance fees		€ 547	€ 310	€ 353
Number of licensing agreements | licensing_agreement		3
Increase capital, net		€ 14,932	2,836	0
Percentage of shareholding in the company	100.00%				100.00%
Financial transactions, related party transactions		0
Sanofi-Aventis
Disclosure of transactions between related parties [Line Items]
Increase capital, net	€ 15,000
Percentage of shareholding in the company	9.05%
Number of collaboration contracts | collaborationAgreements	2
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Total borrowings		€ 0	€ 0	€ 0